FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    09/30/05





























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2005

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS - 99.49%

Capital Goods - 14.70%
   Alcoa	                                536       $  13,089
   Paccar                                   979          66,464
   Caterpillar                             1160          68,150
   Dow Chemical                            2038          84,923
   Eastman Chemical                        1659          77,923
   PPG Industries                           786          46,523
                                                        -------
                                                        357,073
Consumer Discretionary - 10.91%
   Cendant                                  750          15,480
   Deluxe Corp                             2524         101,364
   H&R Block                                698          16,738
   Masco                                   1658          50,867
   Whirlpool                               1065          80,695
                                                        -------
                                                        265,144
Consumer Staples - 11.96%
   Ennis Bus Forms                         1197          20,110
   Altria                                  1075          79,238
   Sara Lee                                3199          60,621
   Molson Coors                             551          35,270
   Universal Corp                          2456          95,366
                                                        -------
                                                        290,604
Energy - 10.71%
   Conoco Phillips                         1373          95,986
   Chevron Texaco                           981          63,500
   Marathon Oil                             453          31,225
   Petro China                              833          69,447
                                                       --------
                                                        260,159
Financial - 20.78%
   Bank America                            2090          87,989
   Citigroup                               2143          97,549
   Fannie Mae                               240          10,757
   J.P.Morgan                              1920		   65,146
   First Horizon                           1672          60,777
   Washington Mutual                       1703          66,792
   North Fork Bank                          576          14,688
   St. Paul Travelers                       457          20,506
   XL Capital                              1185          80,616
                                                        -------
                                                        504,819
- Continued -
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
September 30, 2005



DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      ------------

Healthcare/Pharmaceutical - 6.14%
   Pfizer                                  3696          92,289
   Merck                                   2092          56,923
                                                        -------
                                                        149,212

Technology/Telecommunications - 6.65%
   Hewlett Packard                         2468          72,066
   Verizon                                 2741          89,603
                                                        -------
                                                        161,669

Utilities - 17.64%
   DTE Energy                              1530      $   70,166
   Key Corp.                               1596          46,523
   NiSource Inc.                            755          18,309
   Progress Energy                          371          16,602
   Scottish Power                          2168		   87,240
   Sempra Energy                           1770		   83,296
   Texas Utilities                          898		  101,366
                                                        -------
                                                        428,451

  -------

Total Common Stocks  (cost $2,328,018)		      2,417,132


SHORT-TERM INVESTMENTS - 0.05%
   Cash Less Debits                    $12,302           12,302
                                                       --------

   Total short-term investments   (cost $12,302)         12,302
                                                       --------

Total investment securities-100.00%(cost$2,340,320)   2,429,434

                                                       --------

Net assets - 100.00%                                $ 2,429,434
                                                   ============



THIS IS AN UNAUDITED STATEMENT

Item 2.  Controls and Procedures


a) Laura S. Adams is the President and Treasurer of the Fund and has concluded that the Registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant's internal control over financial reporting.



































Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                            -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/11/05






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/11/05